Schedule Of Preliminary Allocation Of Purchase Price (Detail) (Rexam SBC, USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Rexam SBC
Business Acquisition [Line Items]
Working capital	$ 80
Property and equipment	199
Intangible assets	43
Goodwill	60
Other long-term liabilities	(31)
Net assets acquired	$ 351